ADVISER MANAGED TRUST

Tactical Offensive Equity Fund
Tactical Offensive Fixed Income Fund
(the "Funds")

Supplement dated June 26, 2014 and effective as of October 1, 2014 to the Prospectus (the "Prospectus") dated November 30, 2013

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

Effective as of October 1, 2014, the Prospectus is hereby amended and supplemented to reflect the following changes in the fees and expenses, investment strategies, and risk disclosures of the Funds.

Changes to the Fees and Expenses of the Tactical Offensive Equity Fund

In the Fund Summary for the Tactical Offensive Equity Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses# (expenses that you pay each year as a percentage of the value of your investment)^
Management Fees	0.20%
Distribution (12b-1) Fees	None
Other Expenses	0.49%
Total Annual Fund Operating Expenses	0.69%*

#  The Fund is an integral part of the Financial Adviser's Adviser Managed Strategy, as discussed further below. As a result, shareholders in the Fund may also pay a fee to the Financial Adviser for participating in the Adviser Managed Strategy, and such fee is not reflected in this fee table or the Example numbers below. You should consult with the Financial Adviser regarding the fees charged for participating in the Adviser Managed Strategy.

^  Expenses information in the table has been restated to reflect estimated fees and expenses for the upcoming fiscal year.

*  Effective October 1, 2014, the Fund's administrator and/or its affiliates have contractually agreed to waive fees and reimburse expenses for a period of fourteen months in order to keep total operating costs (exclusive of interest from borrowing, brokerage commissions, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.75%. This contractual waiver and reimbursement will only apply if the Fund's total operating costs exceed 0.75% and will not affect the Fund's total operating costs if they are less than 0.75%. This fee waiver and reimbursement agreement shall remain in effect until November 30, 2015. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Tactical Offensive Equity Fund	$70	$221	$384	$859

There are no other changes to the Fees and Expenses of the Tactical Offensive Equity Fund.

Changes in Investment Strategy for the Tactical Offensive Equity Fund

In the Fund Summary for the Tactical Offensive Equity Fund, under the heading "Principal Investment Strategies," the sub-section titled "Investment Strategy" is hereby deleted and replaced with the following:

Investment Strategy

Under normal circumstances and when the Fund is an active component of the Adviser Managed Strategy, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. and non-U.S. issuers of various market capitalizations and industries.

It is expected that the Fund will invest: (i) at least 50% of its assets in securities listed in one or more indexes that represent broad exposure to issuers located in the U.S. (U.S. Equity Index); (ii) up to 40% of its assets in securities listed in one or more indexes that represent broad exposure to issuers located in developed market countries outside of the U.S. (Developed Foreign Market Index); and (iii) up to 20% of its assets in securities listed in one or more indexes that represent broad exposure to issuers located in emerging market countries (Emerging Market Equity Index). Although SIMC will actively determine the percentage of the Fund that will be allocated to each of the U.S. Equity, Developed Foreign Market and Emerging Market Equity

Indexes (each, an "Index," and collectively, the "Indexes"), the assets allocated to each Index will be passively managed. SIMC may adjust the Fund's allocation of assets among the Indexes over time depending on its assessment of the markets.

The Fund's investment performance will depend on SIMC's allocation decisions with respect to the Indexes, the Fund's tracking of the Indexes and the performance of the Indexes. The Fund generally will attempt to invest in securities composing an Index in approximately the same proportions as they are represented in the Index. In seeking to replicate the performance of each Index, the Fund may invest in common stocks, preferred stocks, depositary receipts, rights, warrants, exchange-traded funds (ETFs), real estate investment trusts (REITs), and futures. The Fund's ability to fully replicate the performance of each Index will be affected by the size and timing of cash flows into and out of the Fund, changes in the Fund's allocation of assets among the Indexes, and the Fund's expenses. It may not be possible or practicable to purchase all of the securities composing an Index or to hold them in the same weightings as they are represented in the Index. In those cases, the Fund's sub-adviser may employ a sampling or optimization technique to replicate the Index. The Fund may use futures contracts, in lieu of investing directly in the securities making up the Index, to obtain exposure to the equity markets during high volume periods of investment into the Fund and may invest in certain fixed income instruments, such as Treasury bills, to serve as margin or collateral for such futures positions.

The Fund's sub-adviser (the Sub-Adviser) selects the Fund's securities under the general supervision of SIMC, the Fund's adviser, but the Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (i.e. by using economic, market or financial analyses). Instead, the Sub-Adviser purchases and sells a basket of securities to replicate the performance of an Index as described above. However, the Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.

As stated above, when the Fund is not an active component of the Adviser Managed Strategy, SIMC will act as the sole manager to the Fund, and a Sub-Adviser will not be used.

There are no other changes to the Investment Strategy of the Tactical Offensive Equity Fund.

Changes in Principal Risks for the Tactical Offensive Equity Fund

In the Fund Summary for the Tactical Offensive Equity Fund, under the heading "Principal Risks," the text for "Derivatives Risk" is hereby deleted and replaced with the following:

Derivatives Risk—The Fund's use of futures contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

In addition, under the same heading, the following risks are hereby added in the appropriate alphabetical order thereof:

Asset Allocation Risk— The risk that SIMC's decisions regarding allocation of the Fund's assets among Indexes will not anticipate market trends successfully.

Investment Style Risk—The risk that the Fund's investment approach may underperform other segments of the equity markets or the equity markets as a whole.

Tracking Error Risk—The risk that the Fund's performance may vary substantially from the performance of the Indexes it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund's and Indexes' investments and other factors.

There are no other changes to the Principal Risks of the Tactical Offensive Equity Fund.

Forthcoming Changes in Sub-Advisers for the Tactical Offensive Equity Fund

It is anticipated that the Prospectus will be updated on or around October 1, 2014 to reflect changes to the sub-advisers for the Fund.

There are no other changes to the portfolio management of the Tactical Offensive Equity Fund.

Changes to the Fees and Expenses of the Tactical Offensive Fixed Income Fund

In the Fund Summary for the Tactical Offensive Fixed Income Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses# (expenses that you pay each year as a percentage of the value of your investment)^
Management Fees	0.15%
Distribution (12b-1) Fees	None
Other Expenses	0.49%
Total Annual Fund Operating Expenses	0.64%*

#  The Fund is an integral part of the Financial Adviser's Adviser Managed Strategy, as discussed further below. As a result, shareholders in the Fund may also pay a fee to the Financial Adviser for participating in the Adviser Managed Strategy, and such fee is not reflected in this fee table or the Example numbers below. You should consult with the Financial Adviser regarding the fees charged for participating in the Adviser Managed Strategy.

^  Expenses information in the table has been restated to reflect estimated fees and expenses for the upcoming fiscal year.

*   Effective October 1, 2014, the Fund's administrator and/or its affiliates have contractually agreed to waive fees and reimburse expenses for a period of fourteen months in order to keep total operating costs (exclusive of interest from borrowing, brokerage commissions, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.70%. This contractual waiver and reimbursement will only apply if the Fund's total operating costs exceed 0.70% and will not affect the Fund's total operating costs if they are less than 0.70%. This fee waiver and reimbursement agreement shall remain in effect until November 30, 2015. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Tactical Offensive Fixed Income Fund	$65	$205	$357	$798

There are no other changes to the Fees and Expenses of the Tactical Offensive Fixed Income Fund.

Changes in Investment Strategy for the Tactical Offensive Fixed Income Fund

In the Fund Summary for the Tactical Offensive Fixed Income Fund, under the heading "Principal Investment Strategies," the sub-section titled "Investment Strategy" is hereby deleted and replaced with the following:

Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities.

It is expected that the Fund will invest: (i) at least 50% of its assets in a portfolio of securities designed to track the performance of one or more indexes that represent broad exposure to the U.S. investment grade fixed income market (U.S. Investment Grade Index); (ii) up to 20% of its assets in a portfolio of securities designed to track the performance of one or more indexes that represent broad exposure to non-investment grade securities (also known as "high yield" securities or "junk bonds") (High Yield Index); and (iii) up to 20% of its assets in a portfolio of securities designed to track the performance of one or more indexes that represent broad exposure to issuers located in emerging market countries (Emerging Market Fixed Income Index). Although SIMC will actively determine the percentage of the Fund that will be allocated to each of the U.S. Investment Grade, High Yield and Emerging Market Fixed Income Indexes (each, an "Index," and collectively, the "Indexes"), the assets allocated to each Index will be passively managed. SIMC may adjust the Fund's allocation of assets among the Indexes over time depending on its assessment of the markets.

In addition, SIMC will directly manage up to 10% of the Fund's assets outside of this Index-tracking strategy. For this portion of the Fund's assets, SIMC will purchase and sell foreign government fixed income securities based on its assessment of yield trends, economic trends and other factors.

The Fund's investment performance will depend on SIMC's allocation decisions with respect to the Indexes, the Fund's tracking of the Indexes and the performance of the Indexes, as well as SIMC's security selection with respect to the portion of the Fund's assets it directly manages. The Fund's ability to fully replicate the performance of each Index will be affected by the size and timing of cash flows into and out of the Fund, changes in the Fund's allocation of assets among the Indexes, and the Fund's expenses.

The Fund may invest in U.S. and foreign investment and non-investment grade (also known as "high yield" securities or "junk bonds") fixed income securities, including emerging market, corporate and government fixed income securities. These investments include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government, including obligations not guaranteed by the U.S. Treasury (such as obligations issued by U.S. Government-sponsored entities), emerging market debt, asset-backed securities, mortgage backed securities (including through TBA transactions), corporate bonds and debentures, commercial paper, money market instruments, money market funds, mortgage dollar rolls, obligations of supranational entities issued or guaranteed by certain banks and zero coupon obligations and obligations of entities organized to restructure the outstanding debt of such issuers. The Fund may invest in securities denominated in U.S. dollars or in a foreign currency. It may not be possible or practicable to purchase all of the securities composing an Index or to hold them in the same weightings as they are represented in the Index. In those cases, the Fund's Sub-Adviser may employ a sampling or optimization technique to replicate the Index.

The Fund may use futures contracts, forward contracts and swap agreements in lieu of investing directly in the securities making up the Index to obtain exposure to the fixed income markets during high volume periods of investment into the Fund. The Fund may also invest in futures contracts and forward contracts for hedging purposes. Futures contracts and forward contracts are used to synthetically obtain exposure to the securities identified above or baskets of such securities. Futures contracts may be used to manage the Fund's interest rate duration and yield curve exposure. Forward contracts may be used to manage the Fund's currency exposure to foreign securities.

The Fund invests primarily in investment grade securities (those rated AAA, AA, A or BBB-). However, the Fund may invest in non-rated securities or securities rated below investment grade (BB+, B and CCC). Securities rated below investment grade are sometimes referred to as "high yield" securities or "junk bonds." The Fund's portfolio is not subject to any maturity or duration restrictions.

The Fund's sub-adviser (the Sub-Adviser) selects the Fund's securities under the general supervision of SIMC, the Fund's adviser, but the Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (i.e. by using economic, market or financial analyses). Instead, the Sub-Adviser purchases and sells a portfolio of securities to replicate the performance of an Index as described above. However, the Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.

As stated above, when the Fund is not an active component of the Adviser Managed Strategy, SIMC will act as the sole manager to the Fund, and a Sub-Adviser will not be used.

There are no other changes to the Investment Strategy of the Tactical Offensive Fixed Income Fund.

Changes in Principal Risks for the Tactical Offensive Fixed Income Fund

In the Fund Summary for the Tactical Offensive Fixed Income Fund, under the heading "Principal Risks," the text for "Derivatives Risk" is hereby deleted and replaced with the following:

Derivatives Risk—The Fund's use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

In addition, under the same heading, the following risks are hereby added in the appropriate alphabetical order thereof:

Asset Allocation Risk— The risk that SIMC's decisions regarding allocation of the Fund's assets among Indexes and for direct management will not anticipate market trends successfully.

Investment Style Risk—The risk that the Fund's investment approach may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Tracking Error Risk—The risk that the Fund's performance may vary substantially from the performance of the Indexes it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund's and Indexes' investments and other factors.

There are no other changes to the Principal Risks of the Tactical Offensive Fixed Income Fund.

Forthcoming Changes in Sub-Advisers for the Tactical Offensive Fixed Income Fund

It is anticipated that the Prospectus will be updated on or around October 1, 2014 to reflect changes to the sub-advisers for the Fund.

There are no other changes to the portfolio management of the Tactical Offensive Fixed Income Fund.

Changes in the "More Information About Risks" Disclosure

In the section titled "More Information About Risks," under the sub-section titled "More Information About Principal Risks," the following text is hereby added in the appropriate alphabetical order thereof:

Tracking Error—Each Fund attempts to track the performance of a combination of benchmark Indexes. Factors such as cash flows, Fund expenses, imperfect correlation between each Fund's investments and those of the Indexes, rounding of share prices, changes to the Indexes and regulatory policies may affect each Fund's ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an Index is a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an Index will have no expenses. As a result, each Fund, which will have expenses such as brokerage, custody, management fees and other operational costs, may not achieve its investment objective of accurately correlating to an Index. Each Fund is subject to the risk that the performance of the Fund's portfolio may deviate from the performance of its corresponding Indexes. A Sub-Adviser purchases only a representative portion of the securities in the each Index, and therefore the performance of the Funds' portfolios may not match that of the applicable Index. Depending on a Sub-Adviser's approach and the size of each Fund, the representative sample of securities in an Index that are actually held by the Fund may vary from time to time. In addition, each Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the Indexes, may perform differently than other mutual funds that focus on particular equity or fixed income market segments or invest in other asset classes.

There are no other changes to the "More Information About Principal Risks" disclosure of the Funds.

Changes to the Fee Waiver Disclosure

In the section titled "Investment Adviser and Sub-Advisers," under the sub-section titled "Information About Fee Waivers," the following text and charts are hereby added immediately following the present disclosure:

Effective October 1, 2014, the Funds' administrator and/or its affiliates have contractually agreed to waive fees or reimburse expenses for each Fund until November 30, 2015 in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of each Fund's business) from exceeding 0.75% (for the Tactical Offensive Equity Fund) and 0.70% (for the Tactical Offensive Fixed Income Fund). These contractual waivers and reimbursements will only apply if a Fund's total operating costs exceed the applicable thresholds and will not affect the Fund's total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of a Fund's actual total Fund operating expenses or total Fund operating expenses after contractual waiver and expense reimbursements. The contractual waiver and expense reimbursement are limited to a Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The agreement may be amended or terminated only with the consent of the Board of Trustees.

As a result of the change in the Funds' fees and expenses, each Fund's actual total annual Fund operating expenses for the current fiscal year are expected to differ from those of the prior year. Accordingly, the fees voluntarily waived by SIMC, the Funds' administrator and/or the Funds' distributor will also differ to keep total direct annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds' business) at the level specified in the table below. The voluntary waivers of SIMC, the Funds' administrator and/or the Funds' distributor are limited to the Funds' direct operating expenses and therefore do not apply to indirect expenses incurred by the Funds, such as AFFE, if any. The Funds' adviser, the Funds' administrator and/or the Funds' distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Funds' actual total annual Fund operating expenses for the current fiscal year are expected to be as follows:

Fund Name	Expected Total Annual Fund Operating Expenses (before fee waivers)	Expected Total Annual Fund Operating Expenses (after contractual fee waivers)	Expected Total Annual Fund Operating Expenses (after contractual and voluntary fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense and after commission recapture, if applicable)*
Tactical Offensive Equity Fund	0.69%	0.69%	0.50%	0.50%	0.50%
Tactical Offensive Fixed Income Fund	0.64%	0.64%	0.38%	0.38%	0.38%

*  AFFE reflects the estimated amount of fees and expenses that will be incurred indirectly by the Funds through their investments in other investment companies during the current fiscal year.

In addition, for the current fiscal year, due to its voluntary fee waivers discussed above, SIMC is expected to receive investment advisory fees, as a percentage of the Funds' average daily net assets, at the following annual rates:

Fund Name	Investment Advisory Fees	Expected Investment Advisory Fees After Fee Waivers for the current fiscal year
Tactical Offensive Equity Fund	0.20%	0.10%
Tactical Offensive Fixed Income Fund	0.15%	0.07%

There are no other changes to the principal risks or fee waiver disclosure of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-878 (6/14)

ADVISER MANAGED TRUST

Tactical Offensive Equity Fund
Tactical Offensive Fixed Income Fund
(the "Funds")

Supplement dated June 26, 2014 and effective as of October 1, 2014 to the Statement of Additional Information (the "SAI") dated November 30, 2013

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Effective as of October 1, 2014, the SAI is hereby amended and supplemented to reflect the following changes in the investment strategies, risk disclosures, and advisory fees of the Funds.

Changes to the Investment Strategy of the Tactical Offensive Equity Fund

In the section "Investment Objectives and Policies," under the heading "Tactical Offensive Equity Fund," the sub-section titled "Investment Strategy" is hereby deleted and replaced with the following:

INVESTMENT STRATEGY

Under normal circumstances and when the Fund is an active component of the Adviser Managed Strategy, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. and non-U.S. issuers of various market capitalizations and industries.

It is expected that the Fund will invest: (i) at least 50% of its assets in securities listed in one or more indexes that represent broad exposure to issuers located in the U.S. (U.S. Equity Index); (ii) up to 40% of its assets in securities listed in one or more indexes that represent broad exposure to issuers located in developed market countries outside of the U.S. (Developed Foreign Market Index); and (iii) up to 20% of its assets in securities listed in one or more indexes that represent broad exposure to issuers located in emerging market countries (Emerging Market Equity Index). Although SIMC will actively determine the percentage of the Fund that will be allocated to each of the U.S. Equity, Developed Foreign Market and Emerging Market Equity Indexes (each, an "Index," and collectively, the "Indexes"), the assets allocated to each Index will be passively managed. SIMC may adjust the Fund's allocation of assets among the Indexes over time depending on its assessment of the markets.

The Fund's investment performance will depend on SIMC's allocation decisions with respect to the Indexes, the Fund's tracking of the Indexes and the performance of the Indexes. The Fund generally will attempt to invest in securities composing an Index in approximately the same proportions as they are represented in the Index. In seeking to replicate the performance of each Index, the Fund may invest in common stocks, preferred stocks, depositary receipts, rights, warrants, exchange-traded funds (ETFs), real estate investment trusts (REITs), and futures. The Fund's ability to fully replicate the performance of each Index will be affected by the size and timing of cash flows into and out of the Fund, changes in the Fund's allocation of assets among the Indexes, and the Fund's expenses. It may not be possible or practicable to purchase all of the securities composing an Index or to hold them in the same weightings as they are represented in the Index. In those cases, the Fund's sub-adviser may employ a sampling or optimization technique to replicate the Index. The Fund may use futures contracts, in lieu of investing directly in the securities making up the Index, to obtain exposure to the equity markets during high volume periods of investment into the Fund and may invest in certain fixed income instruments, such as Treasury bills, to serve as margin or collateral for such futures positions.

The Fund's sub-adviser (the Sub-Adviser) selects the Fund's securities under the general supervision of SIMC, the Fund's adviser, but the Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (i.e. by using economic, market or financial analyses). Instead, the Sub-Adviser purchases and sells a basket of securities to replicate the performance of an Index as described above. However, the Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.

As stated above, when the Fund is not an active component of the Adviser Managed Strategy, SIMC will act as the sole manager to the Fund, and a Sub-Adviser will not be used.

There are no other changes to the Investment Strategy of the Tactical Offensive Equity Fund.

Changes to the Investment Strategy of the Tactical Offensive Fixed Income Fund

In the section "Investment Objectives and Policies," under the heading "Tactical Offensive Fixed Income Fund," the sub-section titled "Investment Strategy" is hereby deleted and replaced with the following:

INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities.

It is expected that the Fund will invest: (i) at least 50% of its assets in a portfolio of securities designed to track the performance of one or more indexes that represent broad exposure to the U.S. investment grade fixed income market (U.S. Investment Grade Index); (ii) up to 20% of its assets in a portfolio of securities designed to track the performance of one or more indexes that represent broad exposure to non-investment grade securities (also known as "high yield" securities or "junk bonds") (High Yield Index); and (iii) up to 20% of its assets in a portfolio of securities designed to track the performance of one or more indexes that represent broad exposure to issuers located in emerging market countries (Emerging Market Fixed Income Index). Although SIMC will actively determine the percentage of the Fund that will be allocated to each of the U.S. Investment Grade, High Yield and Emerging Market Fixed Income Indexes (each, an "Index," and collectively, the "Indexes"), the assets allocated to each Index will be passively managed. SIMC may adjust the Fund's allocation of assets among the Indexes over time depending on its assessment of the markets.

In addition, SIMC will directly manage up to 10% of the Fund's assets outside of this Index-tracking strategy. For this portion of the Fund's assets, SIMC will purchase and sell foreign government fixed income securities based on its assessment of yield trends, economic trends and other factors.

The Fund's investment performance will depend on SIMC's allocation decisions with respect to the Indexes, the Fund's tracking of the Indexes and the performance of the Indexes, as well as SIMC's security selection with respect to the portion of the Fund's assets it directly manages. The Fund's ability to fully replicate the performance of each Index will be affected by the size and timing of cash flows into and out of the Fund, changes in the Fund's allocation of assets among the Indexes, and the Fund's expenses.

The Fund may invest in U.S. and foreign investment and non-investment grade (also known as "high yield" securities or "junk bonds") fixed income securities, including emerging market, corporate and government fixed income securities. These investments include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government, including obligations not guaranteed by the U.S. Treasury (such as obligations issued by U.S. Government-sponsored entities), emerging market debt, asset-backed securities, mortgage backed securities (including through TBA transactions), corporate bonds and debentures, commercial paper, money market instruments, money market funds, mortgage dollar rolls, obligations of supranational entities issued or guaranteed by certain banks and zero coupon obligations and obligations of entities organized to restructure the outstanding debt of such issuers. The Fund may invest in securities denominated in U.S. dollars or in a foreign currency. It may not be possible or practicable to purchase all of the securities composing an Index or to hold them in the same weightings as they are represented in the Index. In those cases, the Fund's Sub-Adviser may employ a sampling or optimization technique to replicate the Index.

The Fund may use futures contracts, forward contracts and swap agreements in lieu of investing directly in the securities making up the Index to obtain exposure to the fixed income markets during high volume periods of investment into the Fund. The Fund may also invest in futures contracts and forward contracts for hedging purposes. Futures contracts and forward contracts are used to synthetically obtain exposure to the securities identified above or baskets of such securities. Futures contracts may be used to manage the Fund's interest rate duration and yield curve exposure. Forward contracts may be used to manage the Fund's currency exposure to foreign securities.

The Fund invests primarily in investment grade securities (those rated AAA, AA, A or BBB-). However, the Fund may invest in non-rated securities or securities rated below investment grade (BB+, B and CCC). Securities rated below investment grade are sometimes referred to as "high yield" securities or "junk bonds." The Fund's portfolio is not subject to any maturity or duration restrictions.

The Fund's sub-adviser (the Sub-Adviser) selects the Fund's securities under the general supervision of SIMC, the Fund's adviser, but the Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (i.e. by using economic, market or financial analyses). Instead, the Sub-Adviser purchases and sells a portfolio of securities to replicate the performance of an Index as described above. However, the Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.

As stated above, when the Fund is not an active component of the Adviser Managed Strategy, SIMC will act as the sole manager to the Fund, and a Sub-Adviser will not be used.

There are no other changes to the Investment Strategy of the Tactical Offensive Fixed Income Fund.

Changes to the Description of Permitted Investments and Risk Factors

In the section "Description of Permitted Investments and Risk Factors," the following text is hereby added in the appropriate alphabetical order thereof:

TRACKING ERROR—The following factors may affect the ability of the Funds to achieve correlation with the performance of their various benchmarks indices: (i) Fund expenses, including brokerage fees (which may be increased by high portfolio turnover); (ii) a Fund holding less than all of the securities in the applicable benchmark and/or securities not included in the applicable benchmark; (iii) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (iv) bid-ask spreads (the effect of which may be increased by portfolio turnover); (v) a Fund holding instruments traded in a market that has become illiquid or disrupted; (vi) Fund share prices being rounded to the nearest cent; (vii) changes to the benchmark indices that are not disseminated in advance; (viii) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; and (ix) the use of hedging techniques by the Funds.

There are no other changes to the Description of Permitted Investments and Risk Factors for the Funds.

Changes in Investment Advisory Fees

In the section titled "The Adviser and Sub-Advisers," the first table under the heading "Advisory and Sub-Advisory Fees" is hereby deleted and replaced with the following:

Tactical Offensive Equity Fund	0.20%
Tactical Offensive Fixed Income Fund	0.15%

There are no other changes to the Advisory Fees for the Funds.

Forthcoming Changes in Sub-Advisers for the Tactical Offensive Equity and Tactical Offensive Fixed Income Funds

It is anticipated that the SAI will be updated on or around October 1, 2014 to reflect changes to the sub-advisers for the Funds.

There are no other changes to the portfolio management of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-879 (6/14)